UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2008

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Scout Capital Management, L.L.C.
Address: 640 Fifth Avenue
         22nd Floor
         New York, NY  10019

13F File Number:  28-06225

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      James Crichton
Title:     Managing Member
Phone:     212-896-2520

Signature, Place, and Date of Signing:

     James Crichton     New York, NY     August 14, 2008


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     9

Form13F Information Table Value Total:     $804,829 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE


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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
CANADIAN NAT RES LTD           COM              136385101    15609   155700 SH  CALL SOLE                   155700        0        0
CANADIAN NAT RES LTD           COM              136385101   167087  1666700 SH       SOLE                  1666700        0        0
CONTINENTAL RESOURCES INC      COM              212015101   192793  2781200 SH       SOLE                  2781200        0        0
HILLTOP HOLDINGS INC           COM              432748101    16184  1569721 SH       SOLE                  1569721        0        0
LAMAR ADVERTISING CO           CL A             512815101    65557  1819500 SH       SOLE                  1819500        0        0
MASTERCARD INC                 CL A             57636Q104   124210   467800 SH       SOLE                   467800        0        0
MSC INDL DIRECT INC            CL A             553530106    84991  1926800 SH       SOLE                  1926800        0        0
QUICKSILVER RESOURCES INC      COM              74837R104   111793  2893200 SH       SOLE                  2893200        0        0
VISA INC                       COM CL A         92826C839    26605   327200 SH       SOLE                   327200        0        0